Major Customers	9 Months Ended
Jan. 31, 2013
Notes to Financial Statements
Major Customers	Shipments to one customer amounted to 34.40% of sales during the first nine months of Fiscal 2013 compared to 31.54% during the comparative Fiscal 2012 period. As of January 31, 2013, there were outstanding accounts receivable from this customer of $68,200 compared to $74,810 at January 31, 2012. Shipments to another customer amounted to 29.14% of sales during the first nine months of Fiscal 2013 and 28.51% of sales during the first nine months of Fiscal 2012. As of January 31, 2013, there were outstanding accounts receivable from this customer of $28,655 compared to $32,405 at January 31, 2012.